Summary of changes in share options outstanding (Details) - 2016 stock option and incentive plan [member]		12 Months Ended
		Mar. 31, 2026 shares ₨ / shares	Mar. 31, 2025 shares ₨ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year | shares		150,463	189,081
Weighted average EP per share, Number of options outstanding at the beginning of the year | ₨ / shares	[1]	₨ 170.86	₨ 270.91
No of shares, Granted during the year | shares
Weighted average EP per share, Granted during the year | ₨ / shares	[1]
No of shares, Forfeited during the year | shares			34,605
Weighted average EP per share, Forfeited during the year | ₨ / shares	[1]		₨ 810.14
No of shares, Expired during the year | shares			4,013
Weighted average EP per share, Expired during the year | ₨ / shares	[1]		₨ 93.95
Number of options outstanding at the end of the year | shares		150,463	150,463
Weighted average EP per share, Number of options outstanding at the end of the year | ₨ / shares	[1]	₨ 170.86	₨ 170.86
No of shares, Vested/exercisable | shares		150,463	150,463
Weighted average EP per share, Vested/exercisable | ₨ / shares	[1]	₨ 170.86	₨ 170.86

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 93.83 per USD as at March 31, 2026 (March 31, 2025 INR 85.43 per USD).